SHARE CAPITAL	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL AND PREMIUM [Abstract]
SHARE CAPITAL
28	SHARE CAPITAL

	Number of shares	Share capital
		US$’000
Issued and paid up:
On 2 November 2017 (date of incorporation) and at 31 December 2017	1	*
Issue of ordinary shares in connection with the Spin-Off (Note 1)	19,063,832	320,683
At 31 December 2018 and 2019	19,063,833	320,683

*	Amount is less than US$1,000.

Except for treasury shares, fully paid ordinary shares, which have no par value, carry one vote per share and a right to dividends as and when declared by the company.